Commitments, Contingencies And Guarantees (Expiration Information On Derivative Contracts) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2011 Standby Letters Of Credit And Other Guarantees [Member] USD ($)		Sep. 30, 2011 Standby Letters Of Credit And Other Guarantees [Member] JPY (¥)		Mar. 31, 2011 Standby Letters Of Credit And Other Guarantees [Member] JPY (¥)		Sep. 30, 2011 Derivative Contracts [Member] USD ($)		Sep. 30, 2011 Derivative Contracts [Member] JPY (¥)		Mar. 31, 2011 Derivative Contracts [Member] JPY (¥)		Sep. 30, 2011 Maximum Potential Payout/ Notional Years To Maturity Less Than 1 Year [Member] USD ($)	Sep. 30, 2011 Maximum Potential Payout/ Notional Years To Maturity Less Than 1 Year [Member] JPY (¥)	Sep. 30, 2011 Maximum Potential Payout/ Notional Years To Maturity 1 To 3 Years [Member] USD ($)	Sep. 30, 2011 Maximum Potential Payout/ Notional Years To Maturity 1 To 3 Years [Member] JPY (¥)	Sep. 30, 2011 Maximum Potential Payout/ Notional Years To Maturity 3 To 5 Years [Member] USD ($)	Sep. 30, 2011 Maximum Potential Payout/ Notional Years To Maturity 3 To 5 Years [Member] JPY (¥)	Sep. 30, 2011 Maximum Potential Payout/ Notional Years To Maturity More Than 5 Years [Member] USD ($)	Sep. 30, 2011 Maximum Potential Payout/ Notional Years To Maturity More Than 5 Years [Member] JPY (¥)
Carrying value, Derivative contracts									$ 56,519	[1]	¥ 4,354,200	[1]	¥ 3,539,472	[1]
Carrying value, Standby letters of credit and other guarantees			3	[2]	236	[2]	267	[2]
Maximum Potential Payout /Notional Total, Derivative Contracts	1,366,420	105,269,019							1,366,420	[1]	105,269,019	[1]	101,555,634	[1]	515,577	39,720,072	269,938	20,796,052	158,820	12,235,463	422,085	32,517,432
Maximum Potential Payout /Notional Total, Standby letters of credit and other guarantees	$ 235	¥ 18,091	$ 235	[2]	¥ 18,091	[2]	¥ 8,512	[2]							$ 123	¥ 9,522	$ 4	¥ 309	$ 3	¥ 207	$ 105	¥ 8,053

[1]	Credit derivatives are disclosed in Note 4. "Derivative instruments and hedging activities" and are excluded from "Derivative contracts".
[2]	Collateral held in connection with "Standby letters of credit and other guarantees" as of March 31, 2011 is ¥6,761 million and as of September 30, 2011 is ¥5,946 million ($77 million).